Derivatives and Fair Value Measurements - Regulatory Assets/Liabilities Offsetting Derivatives at Fair Value in Condensed Consolidated Balance Sheets (Detail) - Swaps [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ (845)
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ (3,532)
Prepaids and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Net Total		$ 4,267
Deferred Charges and Other Assets [Member]
Derivatives, Fair Value [Line Items]
Net Total		$ 1,219